Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Redeemable Class A [Member]
Numerator:
Allocation of net income, basic	$ 837,126	$ (39,019)	$ 2,060,886
Allocation of net income, diluted	$ 837,126		$ 2,059,443
Denominator:
Basic weighted average shares outstanding	21,500,000	858,896	21,441,989
Diluted weighted average shares outstanding	21,500,000	858,896	21,441,989
Basic net income per ordinary share	$ 0.04	$ (0.05)	$ 0.1
Diluted net income per ordinary share	$ 0.04	$ (0.05)	$ 0.1
Non-Redeemable Class A and Class B [Member]
Numerator:
Allocation of net income, basic	$ 304,517	$ (304,054)	$ 749,737
Allocation of net income, diluted	$ 304,517		$ 751,180
Denominator:
Basic weighted average shares outstanding	7,820,950	6,692,840	7,800,455
Diluted weighted average shares outstanding	7,820,950	6,692,840	7,820,950
Basic net income per ordinary share	$ 0.04	$ (0.05)	$ 0.1
Diluted net income per ordinary share	$ 0.04	$ (0.05)	$ 0.1